Rental Properties Disposition (Details)				12 Months Ended
	May 22, 2015 USD ($) properties	Jan. 27, 2015 USD ($)	Apr. 02, 2014 USD ($) properties	Dec. 31, 2015 USD ($) properties	Dec. 31, 2014 USD ($) properties	Dec. 31, 2013 USD ($) properties
Real Estate Properties [Line Items]
Gain on sale of real estate				$ 0	$ 0	$ 4,256,000
Proceeds from Sale of Property, Plant, and Equipment	$ 4,700,000		$ 46,100,000		4,100,000
number of properties sold | properties	1		4			5
Gain on sale or acquisition, net				23,829,000	1,209,000	$ 3,017,000
Education Reportable Operating Segment [Member] | Education Property [Member]
Real Estate Properties [Line Items]
Proceeds from Sale of Property, Plant, and Equipment				1,100,000
Gain on sale or acquisition, net				200,000
Entertainment Reportable Operating Segment [Member] | Theatre Properties Member
Real Estate Properties [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 42,700,000		$ 2,900,000
number of properties sold | properties				0
Gain on sale or acquisition, net		$ 23,700,000		$ 100,000
Vineyard And Winery Facility [Member]
Real Estate Properties [Line Items]
Gain on sale of real estate						$ 4,300,000
Noncash or Part Noncash Divestiture, Type of Consideration Received						2.5
Proceeds from Sale of Property, Plant, and Equipment					8,000,000	$ 49,800,000
Gain on sale or acquisition, net					$ 900,000
number of vineyard properties sold					1
number of winery properties sold | properties					1	5
Cosentino Wineries [Member]
Real Estate Properties [Line Items]
Proceeds from Sale of Property, Plant, and Equipment						$ 1,000,000.0
land parcels [Member]
Real Estate Properties [Line Items]
number of properties sold | properties					3
Gain on sale or acquisition, net					$ 300,000